Schedule of Actual Stock Options Issued and Outstanding (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Subsidiary, Sale of Stock [Line Items]
Number of stock options outstanding	6,445,152	487,493	6,445,152	8,970,636	9,320,636
Number of options vested (exercisable)	6,357,659	400,000	6,357,659
Grant date fair value | $	$ 1,581,393	$ 44,629	$ 1,581,393
Stock Options One [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.55	$ 0.15	$ 0.55
Remaining contractual life (years)	18 days	2 years 4 months 24 days	3 months 18 days
Number of stock options outstanding	5,957,659	400,000	5,957,659
Number of options vested (exercisable)	5,957,659	400,000	5,957,659
Grant date fair value | $	$ 1,536,764	$ 37,387	$ 1,536,764
Stock Options Two [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.15	$ 0.16	$ 0.15
Remaining contractual life (years)	2 years 7 months 24 days	4 years 1 month 2 days	2 years 10 months 24 days
Number of stock options outstanding	400,000	87,493	400,000
Number of options vested (exercisable)	400,000		400,000
Grant date fair value | $	$ 37,387	$ 7,242	$ 37,387
Stock Options Three [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price | $ / shares	$ 0.16		$ 0.16
Remaining contractual life (years)	4 years 4 months 2 days		4 years 7 months 2 days
Number of stock options outstanding	87,493		87,493
Number of options vested (exercisable)
Grant date fair value | $	$ 7,242		$ 7,242